Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 1,820,365	$ 2,189,232	$ 468,998
Inventory, net	12,807	12,807	13,689
Prepaid expenses and other current assets	76,451	124,779	44,794
TOTAL CURRENT ASSETS	1,909,623	2,326,818	527,481
NON-CURRENT ASSETS
Intellectual property, net, a related party			2,850,000
Investment in NovoDX, a related party			500,000
TOTAL NON-CURRENT ASSETS			3,350,000
TOTAL ASSETS	1,909,623	2,326,818	3,877,481
CURRENT LIABILITIES
Accounts payable	293,805	170,351	169,432
Accrued expenses and other current liabilities	90,841	6,493	16,673
TOTAL CURRENT LIABILITIES	384,646	176,844	186,105
NON CURRENT LIABILITIES
Long-term debt, net		58,650
TOTAL NON CURRENT LIABILITIES		58,650
TOTAL LIABILITIES	384,646	235,494	186,105
COMMITMENTS AND CONTINGENCIES (Note 8)
MEZZANINE EQUITY
Series A Convertible Redeemable preferred stock, value	4,232,686
TOTAL MEZZANINE EQUITY	4,232,686
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value
Common stock, value	9,092	14,762	13,110
Additional paid-in capital	6,963,403	9,135,341	4,541,057
Common stock payable	258,780	83,003
Subscription receivable	(800)	(800)
Receivable from related party for stock repurchase	(150,000)
Accumulated deficit	(9,788,184)	(7,140,982)	(862,791)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(2,707,709)	2,091,324	3,691,376
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,909,623	$ 2,326,818	$ 3,877,481